Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July
Prospectus [Line Items]
Annual Return [Percent]	2.01%	(3.34%)	4.27%	(20.98%)	0.13%